Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Accrued payroll	$1,195	$1,021
Other	115	680
Total	$1,310	$1,701